Financial liabilities - Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)
Financial Liabilities [Line Items]
Amount	€ 197,512	€ 220,219
Bank Loans
Financial Liabilities [Line Items]
Amount	€ 134,587	€ 170,562
Bank Loans | 2022
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 36,357
Borrowings, maturity		2022
Average Interest Rate		1.20%		1.20%
Bank Loans | 2023
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 50,680	€ 50,461
Borrowings, maturity	2023	2023
Average Interest Rate	1.21%	1.24%	1.21%	1.24%
Bank Loans | 2024
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 51,664	€ 51,664
Borrowings, maturity	2024	2024
Average Interest Rate	1.17%	1.28%	1.17%	1.28%
Bank Loans | 2025
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 24,394	€ 24,393
Borrowings, maturity	2025	2025
Average Interest Rate	1.09%	1.33%	1.09%	1.33%
Bank Loans | 2026
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 7,488	€ 7,488
Borrowings, maturity	2026	2026
Average Interest Rate	1.71%	1.39%	1.71%	1.39%
Bank Loans | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 591	€ 592
Borrowings, maturity	2027	2027
Average Interest Rate	1.16%	1.40%	1.16%	1.40%
Bank Loans | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (230)	€ (393)
Borrowings, maturity	2023-2027	2022-2027
Notes
Financial Liabilities [Line Items]
Amount	€ 49,681	€ 49,620
Notes | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | 2028
Financial Liabilities [Line Items]
Currency		EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2028	2028
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (319)	€ (380)
Borrowings, maturity	2023-2028	2022-2028
Overdrafts | 2022
Financial Liabilities [Line Items]
Currency		DKK
Amount		€ 37		kr 275
Borrowings, maturity		2022
Average Interest Rate		1.25%		1.25%
Overdrafts | 2023
Financial Liabilities [Line Items]
Currency	DKK
Amount	€ 13,244		kr 98,488
Borrowings, maturity	2023
Average Interest Rate	1.25%		1.25%